Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt [Abstract]
Summarized debt

	March 31, 2013	December 31, 2012
Senior Secured Term Loan Facility	$292.6	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.8)	(0.9)

	692.6	693.9
Less:
Current maturities	2.5	3.2

Long-term debt	$690.1	$690.7

Schedule of future repayments of debt outstanding

Remainder of 2013	$1.7
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0

$693.4

Summary of net interest expense

	Three Months Ended March 31,
	2013	2012
Interest expense
Senior Secured Term Loan Facility	$4.0	$4.1
Senior Notes	8.6	8.6
Other	0.1	0.4
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3
Senior Notes	0.3	0.3
Senior Secured Revolving Credit Facility	0.1	0.1
Original issue discounts	0.1	0.1

Total interest expense	13.5	13.9
Interest income	—	—

Interest expense, net	$13.5	$13.9